Cash and Cash Equivalents (Details)	Dec. 31, 2023	Mar. 31, 2023	Dec. 31, 2022
Cash and Cash Equivalents (Details) [Line Items]
Range of interest rate	8640311.00%	10.375%	10360684.00%
Bottom of range [member]
Cash and Cash Equivalents (Details) [Line Items]
Range of interest rate	0.00%		0.22%
Top of range [member]
Cash and Cash Equivalents (Details) [Line Items]
Range of interest rate	5.20%		3.80%
Financial assets at amortized cost [Member]
Cash and Cash Equivalents (Details) [Line Items]
Range of interest rate	0.00%